Cover	Jul. 13, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 13, 2022
Entity Registrant Name	Novan, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37880
Entity Tax Identification Number	20-4427682
Entity Address, Address Line One	4020 Stirrup Creek Drive, Suite 110
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	919
Local Phone Number	485-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	NOVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001467154